Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

F. Disclosure of a Registrant’s Action to Recover Erroneously Awarded Compensation.

As of the date of this Report, we have not been required to prepare an accounting restatement for the fiscal years ended December 31, 2025, or 2024 that required recovery of erroneously awarded compensation pursuant to our incentive-based compensation policy.